Interim Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenue	$ 166,321	$ 133,672	$ 318,410	$ 254,667
Operating expenses:
Ship operating (note 4)	31,515	32,809	66,065	63,875
Depreciation	41,533	32,818	78,814	62,776
General and administrative	6,671	5,032	12,521	7,726
Gain on vessels (note 5)	(9,773)		(9,773)
Total operating expenses	69,946	70,659	147,627	134,377
Operating earnings	96,375	63,013	170,783	120,290
Other expenses (income):
Interest expense	19,157	10,656	36,132	20,803
Interest income	(321)	(172)	(629)	(327)
Interest income from leasing	(1,316)		(2,659)
Undrawn credit facility fee	398	1,221	1,203	2,482
Amortization of deferred charges (note 6)	2,956	1,423	5,167	2,697
Change in fair value of financial instruments	82,084	84,747	86,760	78,945
Equity loss on investment			134
Other expenses	166		166
Total other expenses (income)	103,124	97,875	126,274	104,600
Net earnings (loss)	$ (6,749)	$ (34,862)	$ 44,509	$ 15,690
Class A Common Shares [Member]
Earnings (loss) per share (note 12):
Class A common share, basic and diluted	$ (0.38)	$ (0.72)	$ 0.17	$ (0.17)